Consolidated Statements of Changes In Stockholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2018	$ 33,689	$ 18,138	$ 52,144,891	$ 164,367	$ 10,263,198	$ (1,884,751)		$ 60,739,532
Balance, shares at Jun. 30, 2018	16,844,631	9,069,000
Net income (loss) for the year					1,421,781		(18,603)	$ 1,403,178
Stock option exercised, shares
Options granted for services			682,254					$ 682,254
Options granted for services shares
Capital contribution made by noncontrolling shareholders							136,710	136,710
Statutory reserve				27,349	(27,349)
Foreign currency translation gain (loss)						(2,009,549)	(621)	(2,010,170)
Balance at Jun. 30, 2019	$ 33,689	$ 18,138	52,827,145	191,716	11,657,630	(3,894,300)	117,486	60,951,504
Balance, shares at Jun. 30, 2019	16,844,631	9,069,000
Net income (loss) for the year					(8,441,559)		(95,366)	$ (8,536,925)
Stock option exercised, shares
Options granted for services			394,465					$ 394,465
Options granted for services shares
Capital contribution made by noncontrolling shareholders							595,818	595,818
Foreign currency translation gain (loss)						(1,893,665)	(3,269)	(1,896,934)
Balance at Jun. 30, 2020	$ 33,689	$ 18,138	53,221,610	191,716	3,216,071	(5,787,965)	614,669	51,507,928
Balance, shares at Jun. 30, 2020	16,844,631	9,069,000
Net income (loss) for the year					1,512,364		(213,336)	1,299,028
Disposition of a subsidiary							(29,146)	(29,146)
Issuance shares for private placement	$ 6,910		6,604,522					6,611,432
Issuance shares for private placement, shares	3,455,130
Issuance shares for services	$ 500		387,000					387,500
Issuance shares for services, shares	250,000
Stock option exercised	$ 12		(12)
Stock option exercised, shares	6,053							10,000
Options granted for services			142,158					$ 142,158
Options granted for services shares
Capital contribution made by noncontrolling shareholders							104,190	104,190
Statutory reserve				99,727	(99,727)
Foreign currency translation gain (loss)						4,827,680	51,635	4,879,315
Balance at Jun. 30, 2021	$ 41,111	$ 18,138	$ 60,355,278	$ 291,443	$ 4,628,708	$ (960,285)	$ 528,012	$ 64,902,405
Balance, shares at Jun. 30, 2021	20,555,814	9,069,000